Revenue and other operating income	12 Months Ended
Dec. 31, 2025
Revenue and other operating income
Revenue and other operating income

7.   Revenue and other operating income

The following table summarizes revenue from contracts with customers for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
In-game purchases	384,187	393,854	434,326
Advertising	20,150	27,017	30,223
Licensing	9	62	—
Total	404,346	420,933	464,549

The following table sets forth revenue disaggregated based on geographical location of our paying users:

	2025	2024	2023

US	131,696	143,031	163,818
Europe	132,784	126,210	117,183
Asia	77,373	91,872	111,123
Other	62,493	59,820	72,425
Total	404,346	420,933	464,549

93% of the Group’s total revenues for the year ended December 31, 2025 was generated by Hero Wars game title (90% - for the year ended December 31, 2024 and 90% for the year ended December 31, 2023. During the years ended December 31, 2025, 2024 and 2023 no individual end customer accounted for more than 10% of our revenues.

The other operating income mainly consists of grant received by Nexters Studio Armenia from the Ministry of Digitalization associated with the personal income tax benefit applicable to our employees in the amounts of 1,714, 1,768 and 1,319 for the years ended December 31, 2025, 2024 and 2023 (see Note 3.15).